Summary of Significant Accounting Policies - Schedule of Revenue and Cost of Revenue (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenue and Cost of Revenue [Line Items]
Revenue	$ 2,616,012	$ 2,589,890
Revenue – related parties	22,828	22,707
Cost of Revenue	(1,508,546)	(1,261,676)
Cost of Revenue – related parties	(93,584)	(223,542)
Gross profit	$ 1,036,710	$ 1,127,379
Gross Profit Margin	39.30%	43.20%